Commitments and Contingencies	9 Months Ended
Sep. 30, 2011
Commitments and Contingencies Disclosure [Abstract]
Commitments and Contingencies Disclosure [Text Block]
NOTE 17 – COMMITMENETS AND CONTINGENCIES

Agreement

On January 31, 2011, the Company entered into an agreement with the shareholders of Jilin Defeng Seed Co, Ltd. (“Defeng”), a Chinese limited liability company formed under laws of the PRC on September 29, 2003.  Pursuant to the Agreement, within 12 months after the execution of this Agreement, the Company shall have the option to purchase a 70% equity interest in Defeng through the issuance of additional shares of stock of Defeng, and the shareholders of Defeng will retain a 30% equity interest in Defeng.  Within 12 months after the execution of this Agreement, if the Company exercises its option to purchase the 70% equity interest in Defeng, it shall contribute certain land use right and real property rights related to the land locating at the east of 7th  Road of the Linxi Development Zone, the total value of which are approximately 40,000,000 RMB (approximately $5,800,000), and 30,000,000 RMB (approximately $4,400,000) in cash as its investment into Defeng.  The shareholders of Defeng shall use Defeng’s existing fixed assets and intangible assets (including but not limited to Seed Property Rights, Operating Rights and Sales Network), the total value of which are approximately 30,000,000 RMB (approximately $4,400,000) as its investment into Defeng.  The registered capital of Defeng is currently RMB 30,000,000 and the shareholders of Defeng hold 100% equity interest in Defeng. After the Company’s investment into Defeng, the total registered capital of Defeng will be increased up to RMB 100,000,000 (approximately $14,700,000) of which the Company and the shareholders of Defeng shall maintain 70% and 30% respectively.  Defeng is engaged in the production of crossbred corn and the wholesale sale of crop seeds.

In 2009, in accordance with a Seed Purchase Agreement between the Company and Defeng dated on April 5, 2009, the Company was entrusted by Defeng to plant main crop parental seeds. Under such arrangement, Defeng sells parental seeds to the Company at an agreed price; the Company arranges the planting of these seeds in accordance with plans formulated by Defeng and the Company sells all seeds produced to Defeng at an agreed price. Under PRC law, production of main crop parental seeds requires the Seed Production License, which may be obtained by the entity that entrusts the seeds production or the entity that is entrusted to conduct the production. Defeng has one Seed Production License. The Company entered into crop seed production contracts with local farmers. According to these contracts, the local farmers use the rented land to plant seeds and they provide all seeds planted and cultivated to the Company. The Company pays the local farmers contract fees and provides the local farmers with fertilizer and the parental seeds.

Cooperatives

In July 2011, seven PRC individuals and Hengchang Agriculture formed Jiling Hengchang Planting Specialty Cooperative (“Hengchang Planting”) in Jinling province, P.R.C. Hengchang Planting is an agricultural cooperative association owned by its member-growers for the purpose of pooling its member’s farming material purchases, providing and developing member’s farming equipments and technology, and selling members’ crop products.  The total registered capital of Hengchang Planting is RMB 1.0 million (approximately $154,000) and Hengchang Planting has not received the registered capital. Hengchang Agriculture will contribute to Hengchang Planting RMB 200,000 (approximately $31,000) as registered capital. Hengchang Planting did not have operations at September 30, 2011.

In July 2011, seven PRC individuals and Hengchang Agriculture formed Jiling Hengchang Mechanized Planting Specialty Cooperative (“Hengchang  Mechanized Planting”) in Jinling province, P.R.C. Hengchang Mechanized Planting is an agricultural cooperative association owned by its member-growers for the purpose of pooling its member’s farming material purchases and providing and developing member’s mechanized farming equipments and technology.  The total registered capital of Hengchang Mechanized Planting is RMB 2.0 million (approximately $308,000) and Hengchang Mechanized Planting has not received the registered capital. Hengchang Agriculture will contribute to Hengchang Planting RMB 600,000 (approximately $93,000) as registered capital. Hengchang Mechanized Planting did not have operations at September 30, 2011.